Investment Securities (Securities with Unrealized Losses by Length of Impairment) (Details) (USD $)	Jun. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses less than 12 months, fair value	$ 32,507,501
Unrealized losses less than 12 months, unrealized losses	379,422
Unrealized losses greater than 12 months, fair value	1,330,430
Unrealized losses greater than 12 months, unrealized losses	5,120
Total unrealized losses, fair value	33,837,931
Total unrealized losses, unrealized losses	384,542
U.S. government agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses less than 12 months, fair value	2,992,350
Unrealized losses less than 12 months, unrealized losses	6,202
Total unrealized losses, fair value	2,992,350
Total unrealized losses, unrealized losses	6,202
Municipal securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses less than 12 months, fair value	11,511,334
Unrealized losses less than 12 months, unrealized losses	293,126
Total unrealized losses, fair value	11,511,334
Total unrealized losses, unrealized losses	293,126
Mortgage backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses less than 12 months, fair value	18,003,817
Unrealized losses less than 12 months, unrealized losses	80,094
Unrealized losses greater than 12 months, fair value	1,330,430
Unrealized losses greater than 12 months, unrealized losses	5,120
Total unrealized losses, fair value	19,334,247
Total unrealized losses, unrealized losses	$ 85,214